Note 12 - Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Other Liabilities [Table Text Block]
	2016	2015
(Dollar amounts in thousands)
Accrued interest payable	$395	$395
Supplemental Executive Retirement Plan	1,125	1,091
Accrued salary expense	768	689
Other	843	449

Total	$3,131	$2,624